NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE
NET LOSS PER SHARE

NOTE 6. NET LOSS PER SHARE

We did not declare any stock dividends in the periods presented. The following tables provide the computation of basic and diluted earnings per share of common stock for the twelve months ended December 31, 2021, 2020 and 2019.

	Year Ended December 31,
(In millions, except per share amounts)	2021	2020	2019
Net income (loss) on which basic and diluted earnings per share is calculated	$(2,304)	$(2,007)	$(939)

Number of shares on which basic and diluted earnings per share is calculated	224.1	224.1	224.1

Basic earnings (loss) per share	(10.28)	(8.96)	(4.19)
Diluted earnings (loss) per share	(10.28)	(8.96)	(4.19)

The following securities were not included in the computation of diluted earnings (loss) per share because they would have been anti-dilutive:

(In millions)
Nonvested RSUs issued and outstanding	10.2
Market-conditioned performance awards	1.8
Stock options issued and outstanding	3.8
Total	15.8